Remuneration of senior management and non-executive directors - Remuneration of directors, senior managment, and non-executive directors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	$ 9	$ 8	$ 9
Amounts received under incentive schemes and share-based payments	20	16	9
Total	29	24	18
Senior management and non-executive directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	30	25	29
Pensions and other post-retirement benefits	2	2	2
Amounts received under incentive schemes and share-based payments	32	32	29
Total	$ 64	$ 59	$ 60